Capital Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Carrying Value of Capital Instruments
(a) Carrying value of capital instruments

As at December 31,	Issuance date	Earliest par redemption date	Maturity date	Par value		2020	2019
JHFC Subordinated notes (1)	December 14, 2006	n/a	December 15, 2036		$650	$647	$647
2.818 % MFC Subordinated debentures (2)	May 12, 2020	May 13, 2030	May 13, 2035		$1,000	995	–
4.061 % MFC Subordinated notes (3),(4)	February 24, 2017	February 24, 2027	February 24, 2032	US$	750	951	969
2.237 % MFC Subordinated debentures (5)	May 12, 2020	May 12, 2025	May 12, 2030		$1,000	996	–
3.00 % MFC Subordinated notes (6)	November 21, 2017	November 21, 2024	November 21, 2029	S$	500	480	481
3.049 % MFC Subordinated debentures (7)	August 18, 2017	August 20, 2024	August 20, 2029		$750	748	747
3.317 % MFC Subordinated debentures (7)	May 9, 2018	May 9, 2023	May 9, 2028		$600	598	598
3.181 % MLI Subordinated debentures (8)	November 20, 2015	November 22, 2022	November 22, 2027		$1,000	999	998
3.85 % MFC Subordinated notes (6)	May 25, 2016	May 25, 2021	May 25, 2026	S$	500	481	482
2.389 % MLI Subordinated debentures (8),(9)	June 1, 2015	January 5, 2021	January 5, 2026		$350	350	350
2.10 % MLI Subordinated debentures (10)	March 10, 2015	June 1, 2020	June 1, 2025		$750	–	750
2.64 % MLI Subordinated debentures (11)	December 1, 2014	January 15, 2020	January 15, 2025		$500	–	500
7.375 % JHUSA Surplus notes (12)	February 25, 1994	n/a	February 15, 2024	US$	450	584	598
Total						$7,829	$7,120

(1)
Issued by Manulife Holdings (Delaware) LLC (“MHDLL”), now John Hancock Financial Corporation (“JHFC”), a wholly owned subsidiary of MFC, to Manulife Finance (Delaware) LLC (“MFLLC”), a subsidiary of Manulife Finance (Delaware) L.P. (“MFLP”). MFLP and its subsidiaries are wholly owned unconsolidated related parties to the Company. The note bears interest at a floating rate equal to the
90-day
Bankers’ Acceptance rate plus 0.72%. With regulatory approval, JHFC may redeem the note, in whole or in part, at any time, at par, together with accrued and unpaid interest. Refer to note 17.

(2)
Issued by MFC during the year, interest is payable semi-annually. After May 13, 2030, the interest rate will reset to equal the
90-day
Bankers’ Acceptance rate plus 1.82%. With regulatory approval, MFC may redeem the debentures, in whole, or in part, on or after May 13, 2025, at a redemption price together with accrued and unpaid interest. If the redemption date is on or after May 13, 2025, but prior to May 13, 2030, the redemption price shall be the greater of: (i) the Canada yield price as defined in the prospectus; and (ii) par. If the redemption date is on or after May 13, 2030, the redemption price shall be equal to par.

(3)
On the earliest par redemption date, the interest rate will reset to equal the
5-Year
US Dollar
Mid-Swap
Rate plus 1.647%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(4)
Designated as a hedge of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement
of the subordinated notes into Canadian dollars.

(5)
Issued by MFC during the year, interest is payable semi-annually. After May 12, 2025, the interest rate will reset to equal the
90-day
Bankers’ Acceptance rate plus 1.49%. With regulatory approval, MFC may redeem the debentures, in whole, or in part, on or after May 12, 2025, at a redemption price equal to par, together with accrued and unpaid interest.

(6)
On the earliest par redemption date, the interest rate will reset to equal the
5-Year
Singapore Dollar Swap Rate plus a specified number of basis points. The specified number of basis points is as follows: 3.00% – 83.2 bps, 3.85% – 197 bps. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date and thereafter on each interest payment date, at a redemption price equal to par, together with accrued and unpaid interest.

(7)
Interest is fixed for the period up to the earliest par redemption date, thereafter, the interest rate will reset to a floating rate equal to the
90-day
Bankers’ Acceptance rate plus a specified number of basis points. The specified number of basis points is as follows: 3.049% – 105 bps, 3.317% – 78 bps. With regulatory approval, MFC may redeem the debentures, in whole or in part, on or after the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(8)
Interest is fixed for the period up to the earliest par redemption date, thereafter the interest rate will reset to a floating rate equal to the
90-day
Bankers’ Acceptance rate plus a specified number of basis points. The specified number of basis points is as follows: 3.181% – 157 bps, 2.389% – 83 bps. With regulatory approval, MLI may redeem the debentures, in whole or in part, on or after the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(9)	MLI redeemed in full the 2.389% subordinated debentures at par, on January 5, 2021, the earliest par redemption date.
(10)	MLI redeemed in full the 2.10% subordinated debentures at par, on June 1, 2020, the earliest par redemption date.
(11)	MLI redeemed in full the 2.64% subordinated debentures at par, on January 15, 2020, the earliest par redemption date.
(12)
Issued by John Hancock Mutual Life Insurance Company, now John Hancock Life Insurance Company (U.S.A.). Any payment of interest or principal on the surplus notes requires prior approval from the Department of Insurance and Financial Services of the State of Michigan. The carrying value of the surplus notes reflects an unamortized fair value increment of US$13 (2019 – US$17), which arose as a result of the acquisition of John Hancock Financial Services, Inc. The amortization of the fair value adjustment is recorded in interest expense.